LONG-TERM DEBT (Schedule of Composition of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Right of use - assets under operating leases	$ 117,704	$ 7,874
Current operating lease liabilities	3,069	3,913
Long-term operating lease liabilities	12,953	3,961
Total operating lease liabilities	$ 16,022	$ 7,874
Weighted average remaining lease term (years)	4 years 6 months	2 years 7 months 6 days
Weighted average discount rate	1.95%	1.95%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Debt, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt, Excluding Current Maturities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets